NON-RECOURSE BORROWINGS	12 Months Ended
Dec. 31, 2018
Disclosure of financial liabilities [abstract]
NON-RECOURSE BORROWINGS
CORPORATE BORROWINGS

AS AT DEC. 31 (MILLIONS)	Maturity	Annual Rate	Currency	2018	2017
Term debt
Public – Canadian	Apr. 9, 2019	3.95%	C$	$440	$478
Public – Canadian	Mar. 1, 2021	5.30%	C$	257	278
Public – Canadian	Mar. 31, 2023	4.54%	C$	441	479
Public – Canadian	Mar. 8, 2024	5.04%	C$	367	398
Public – U.S.	Apr. 1, 2024	4.00%	US$	749	748
Public – U.S.	Jan. 15, 2025	4.00%	US$	500	500
Public – Canadian	Jan. 28, 2026	4.82%	C$	633	689
Public – U.S.	Jun. 2, 2026	4.25%	US$	496	496
Public – Canadian	Mar. 16, 2027	3.80%	C$	366	397
Public – U.S.	Jan. 25, 2028	3.90%	US$	648	—
Public – U.S.	Mar. 1, 2033	7.38%	US$	250	250
Public – Canadian	Jun. 14, 2035	5.95%	C$	309	335
Private – Japanese	Dec. 1, 2038	1.42%	JPY	91	—
Public – U.S.	Sep. 20, 2047	4.70%	US$	903	546
				6,450	5,594
Commercial paper and bank borrowings		—%	C$	—	103
Deferred financing costs[1]				(41)	(38)
Total				$6,409	$5,659

1.	Deferred financing costs are amortized to interest expense over the term of the borrowing using the effective interest method.
Corporate borrowings have a weighted-average interest rate of 4.5% (2017 – 4.6%) and include $2.8 billion (2017 – $3.2 billion) repayable in Canadian dollars of C$3.8 billion (2017 – C$4.0 billion) and $91 million (2017 – $nil) repayable in Japanese Yen of¥10 billion (2017 – ¥nil).
NON-RECOURSE BORROWINGS OF MANAGED ENTITIES

AS AT DEC. 31	Note	2018	2017
Subsidiary borrowings	(a)	$8,600	$9,009
Property-specific borrowings	(b)	103,209	63,721
Total		$111,809	$72,730

a)	Subsidiary Borrowings
Principal repayments on subsidiary borrowings due over the next five calendar years and thereafter are as follows:

(MILLIONS)	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total
2019	$343	$—	$—	$52	$—	$395
2020	1	330	275	—	603	1,209
2021	1,868	—	—	—	86	1,954
2022	—	293	330	—	497	1,120
2023	292	—	510	—	184	986
Thereafter	—	1,705	878	—	353	2,936
Total – Dec. 31, 2018	$2,504	$2,328	$1,993	$52	$1,723	$8,600
Total – Dec. 31, 2017	$3,214	$1,665	$2,102	$380	$1,648	$9,009

The weighted-average interest rate on subsidiary borrowings as at December 31, 2018 was 4.5% (2017 – 4.1%).
The current and non-current balances of subsidiary borrowings are as follows:

AS AT DEC. 31 (MILLIONS)	2018	2017
Current	$395	$1,956
Non-current	8,205	7,053
Total	$8,600	$9,009

Subsidiary borrowings by currency include the following:

AS AT DEC. 31 (MILLIONS)	2018	Local Currency		2017	Local Currency
U.S. dollars	$6,846	US$	6,846	$5,305	US$	5,305
Canadian dollars	1,613	C$	2,200	3,547	C$	4,460
Australian dollars	141	A$	200	156	A$	199
British pounds	—		£—	1		£1
Total	$8,600			$9,009

b)	Property-Specific Borrowings
Principal repayments on property-specific borrowings due over the next five calendar years and thereafter are as follows:

(MILLIONS)	Real Estate	Renewable Power	Infrastructure	Private Equity	Residential Development	Total
2019	$6,108	$1,196	$1,544	$1,772	$144	$10,764
2020	11,895	788	1,112	1,003	105	14,903
2021	13,731	603	834	792	29	15,989
2022	5,742	1,346	839	986	40	8,953
2023	6,721	2,441	3,595	807	10	13,574
Thereafter	19,297	7,859	6,410	5,460	—	39,026
Total – Dec. 31, 2018	$63,494	$14,233	$14,334	$10,820	$328	$103,209
Total – Dec. 31, 2017	$37,235	$14,230	$9,010	$2,898	$348	$63,721

The weighted-average interest rate on property-specific borrowings as at December 31, 2018 was 5.0% (2017 – 4.9%).
The current and non-current balances of property-specific borrowings are as follows:

AS AT DEC. 31 (MILLIONS)	2018	2017
Current	$10,764	$8,800
Non-current	92,445	54,921
Total	$103,209	$63,721

Property-specific borrowings by currency include the following:

AS AT DEC. 31 (MILLIONS)	2018	Local Currency		2017	Local Currency
U.S. dollars	$72,747	US$	72,747	$39,164	US$	39,164
British pounds	7,200		£5,643	6,117		£4,525
Canadian dollars	6,285	C$	8,573	5,272	C$	6,627
Brazilian reais	3,825	R$	14,820	2,677	R$	8,856
European Union euros	3,264	€$	2,846	766	€$	638
Australian dollars	2,968	A$	4,210	3,518	A$	4,506
Indian rupees	2,026	Rs	140,694	1,346	Rs	85,720
Colombian pesos	1,855	COP$	6,025,270	1,556	COP$	4,645,648
Korean won	1,613	₩	1,797,415	1,682	₩	1,795,518
Chilean unidades de fomento	837	UF	21	976	UF	22
Other currencies	589	n/a	n/a	647	n/a	n/a
Total	$103,209			$63,721